Property, plant and equipment, net (Tables)	12 Months Ended
Jun. 30, 2019
Property, plant and equipment, net (Tables)
Property, plant and equipment
	June 30, 2019	June 30, 2018

Testing equipment	$4,000	$4,000
Less: Accumulated depreciation	(3,000)	(2,000)
	$1,000	$2,000